EQUITY, SHARE-BASED COMPENSATION AND LIABILITY WARRANTS (10-Q)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
EQUITY AND SHARE-BASED COMPENSATION [Abstract]
EQUITY AND SHARE-BASED COMPENSATION
NOTE 13. EQUITY, SHARE-BASED COMPENSATION AND LIABILITY WARRANTS

On October 28, 2013, our board of directors approved a 1 for 200 reverse split of our common stock. We began trading on a post split basis on November 18, 2013. All share and per share information has been retrospectively adjusted for all prior periods presented giving retroactive effect to the reverse stock split. Such adjustments include calculations of our weighted averages number of shares outstanding and loss per share, as well as disclosures regarding our share-based compensation and convertible debt.

A summary of equity activity for the nine months ended September 30, 2013, (in thousands, except share data) follows.

	Common Stock		Accumulated	Accumulated Other Comprehensive	Total
	Shares	Amount	Deficit	Loss	Equity
Balance, December 31, 2012	1,038,080	$210,396	$(204,420)	$(1,540)	$4,436
Share-based compensation, options	-	380	-	-	380
Conversion of senior subordinated debenture	28,429	500	-	-	500
Common stock issued for fees and services	37,088	613	-	-	613
Warrants issued for fees and services	-	156	-	-	156
Foreign currency translation	-	-	-	(458)	(458)
Net loss	-	-	(9,851)	-	(9,851)
Balance September 30, 2013	1,103,597	$212,045	$(214,271)	$(1,998)	$(4,224)
RiceBran Technologies
Notes to Condensed Consolidated Financial Statements (Unaudited)

In June 2013, our shareholders approved an increase in the number of our authorized shares of common stock from 2,500,000 to 6,000,000.

A summary of stock option and warrant activity for the nine months ended September 30, 2013, follows.

	Options			Equity and Liability Warrants
	Shares Under Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Shares Under Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Outstanding, December 31, 2012	169,254	$32.00	6.3	806,769	$24.00	3.5
Granted (1)	37,500	16.00		54,581	16.00
Impact of anti-dilution clauses	-	-		2,082	NA
Exercised	-	-		-	-
Forfeited, expired or cancelled	(27,551)	54.00		(146,106)	66.00
Outstanding, September 30, 2013	179,203	$24.40	6.4	717,326	$16.00	3.6
Exercisable, September 30, 2013	144,887	$26.00	5.9	717,326	$16.00	3.6

(1)	Includes adjustments to shares underlying PIK warrants.

Options

In April 2013, our board increased the number of shares of common stock that each non-employee director automatically receives annually each January 1 under our 2010 Equity Incentive Plan from 1,250 to 5,000 shares. In connection with the increase in the automatic director grant, in April 2013, our board granted each of our five non-employee directors a stock option to purchase up to 3,750 shares of common stock. Each option has an exercise price of $16.00 per share, vests in nine equal monthly installments ending December 31, 2013, and expires in April 2023. In January 2013, we issued each of those five non-employee directors an option for the purchase of up to 1,250 shares of common stock under the non-employee director automatic grant provision. Each option has an exercise price of $16.00 per share, vests in twelve equal monthly installments ending December 2013, and expires in January 2023.

In April 2013, the Board granted each of the two directors serving on the Strategic Committee and consulting special counsel a stock option to purchase up to 1,250 shares of common stock. Each option has an exercise price of $16.00 per share, vests in twelve equal monthly installments ending in March 2014 and expires in April 2018.

Warrants

We have outstanding warrants classified as equity (equity warrants) and as derivative warrant liability (liability warrants). We have certain warrant agreements in effect for outstanding liability warrants that contain antidilution clauses. Under the antidilution clauses, in the event of equity issuances, we may be required to lower the exercise price on liability warrants and increase the number of shares underlying liability warrants. Equity issuances may include issuances of our common stock, certain awards of options to employees, and issuances of warrants and/or other convertible instruments below a certain exercise price.

The April 2013 issuances of convertible debt and related warrants triggered the antidilution clauses in certain warrants and, as a result, we lowered the exercise price and increased the number of underlying shares on those liability warrants in April 2013. The affected warrants subsequently expired later in April 2013 with 146,106 underlying shares.
RiceBran Technologies
Notes to Condensed Consolidated Financial Statements (Unaudited)

The following table summarizes information related to outstanding warrants:

		As of September 30, 2013			As of December 31, 2012
Range of Exercise Prices	Type of Warrant	Shares Under Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Shares Under Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
$14.00-$16.00	Liability (1)	695,390	$16.00	3.6	656,990	$16.00	4.2
$16.00	Liability (2)	4,005	16.00	4.8	-	-	-
$16.00	Equity	12,176	16.00	4.7	-	-	-
$46.00	Equity	3,029	46.00	3.2	3,029	46.00	3.9
$66.00	Liability (1)	-	-	-	144,023	66.00	0.3
$138.00	Equity	2,727	138.00	0.1	2,727	138.00	0.8
		717,327	$16.00	3.6	806,769	$24.00	3.5

(1)	The warrant contain full ratchet anti-dilution provisions.
(2)	The warrants are classified as liability warrants because an indeterminate number of shares are issuable under the TCA debt agreement.

NOTE 11. EQUITY AND SHARE-BASED COMPENSATION

On October 28, 2013, our board of directors approved a 1 for 200 reverse split of our common stock. We began trading on a post split basis on November 18, 2013. All share and per share information has been retrospectively adjusted for all prior periods presented giving retroactive effect to the reverse stock split. Such adjustments include calculations of our weighted averages number of shares outstanding and loss per share, as well as disclosures regarding our share-based compensation and convertible debt.

We have never declared or paid dividends on our common stock and have no plans to pay dividends in the foreseeable future. Pursuant to the terms of the senior convertible debentures, we may not pay any dividends while a debenture is outstanding. Cash provided by operations in our Brazil segment is generally unavailable for distribution to our Corporate and USA segments pursuant to the terms of the limited liability company agreement for Nutra SA.

In lieu of paying cash to non-employee board members for board retainer fees for the last three quarters of 2011, we issued 6,036 shares of common stock.

A summary of stock option and warrant activity for 2012 and 2011 follows.

	Options			Equity and Liability Warrants
	Shares Under Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Shares Under Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Outstanding, January 1, 2011	227,426	$60.00	6.8	202,148	$254.00	2.3
Granted	26,022	44.00		25,794	46.00
Impact of anti-dilution clauses	-	NA		31,517	NA
Exercised	-	NA		-	NA
Forfeited, expired or cancelled	(60,504)	72.00		(25,512)	148.00
Outstanding, December 31, 2011	192,944	54.00	6.3	233,947	208.00	1.7
Granted	29,060	30.00		423,782	20.00
Impact of anti-dilution clauses	-	NA		518,720	NA
Impact of amendment	-	NA		78,215	NA
Exercised	-	NA		(25,015)	20.00
Forfeited, expired or cancelled	(52,750)	68.00		(422,880)	86.00
Outstanding, December 31, 2012	169,254	$32.00	6.3	806,769	$24.00	3.5
Exercisable, December 31, 2012	143,522	$34.00	5.9	713,969	$26.00	3.3

Options

Our board of directors adopted our 2010 Equity Incentive Plan (2010 Plan) in February 2010. A total of 125,000 shares of common stock were initially reserved for issuance under the 2010 Plan. The amount reserved increases annually each January 1st by 5% of the outstanding shares as of the prior December 31st. Additionally, in 2011 the board approved an 40,000 increase in the number of shares of common stock reserved under the plan. Under the terms of the 2010 Plan, we may grant options to purchase common stock and shares of common stock to officers, directors, employees or consultants providing services on such terms as are determined by the board of directors. Our board of directors administers the 2010 Plan, determines vesting schedules on plan awards and may accelerate the vesting schedules for award recipients. The options granted under the 2010 Plan have terms of up to 10 years.

December 31, 2012

Initially reserved	125,000
Additionally reserved - annual increases	99,156
Additionally reserved - board action	40,000
Options granted since inception, net of forfeited, expired or cancelled	(114,890)
Stock granted since inception	(60,282)
Available for issuance under the 2010 Plan	88,984

Our board of directors adopted the 2005 Equity Incentive Plan (2005 Plan) in May 2005 and our shareholders approved the 2005 Plan in September 2005. Under the terms of the 2005 Plan, we could grant options to purchase common stock and shares of common stock to officers, directors, employees or consultants providing services on such terms as are determined by the board of directors. Options granted under the 2005 Plan have terms of up to 10 years. There are no longer any shares reserved for future issuance under the 2005 Plan.

We have outstanding a total of 17,077 options awarded to current and former directors, employees and consultants at various times beginning in 2004 through 2009 that do not fall under the plans described above. Expiration periods, typically ten years, and other terms of these non-plan specific options are not materially different from those issued under the 2010 Plan and 2005 Plan.

Share-based compensation expenses related to options are included in selling, general and administrative expenses in the statements of operations, and consisted of the following (in thousands):

	2012	2011
Consultants	$42	$14
Directors	285	280
Employees	152	112
Executive officers	444	501
Total share-based compensation expense, options	$923	$907

The following table summarizes option activity during 2012 and 2011:

	Employees and Directors		Consultants
	Weighted Average Exercise Price	Shares Under Options	Weighted Average Exercise Price	Shares Under Options	Total Number of Options
Outstanding, January 1, 2011	$82.00	218,808	$292.00	8,618	227,426
Granted	42.00	22,022	62.00	4,000	26,022
Forfeited, expired or cancelled	68.00	(60,336)	2,000.00	(168)	(60,504)
Exercised	NA	-	NA	-	-
Outstanding, December 31, 2011	48.00	180,494	152.00	12,450	192,944
Granted	26.00	28,060	16.00	1,000	29,060
Forfeited, expired or cancelled	58.00	(50,250)	266.00	(2,500)	(52,750)
Exercised	NA	-	NA	-	-
Outstanding, December 31, 2012	$26.00	158,304	$106.00	10,950	169,254

Exercisable, December 31, 2012	$28.00	134,155	$112.00	9,367	143,522
Exercisable, December 31, 2011	$52.00	129,571	$190.00	8,867	138,438

The following are the weighted-average assumptions used in valuing stock options:

	2012	2011

Fair value of options granted	$20.00	$38.00
Volatility	109.2%	101.5%
Risk free interest rate	0.9%	0.8%
Expected life of options (in years)	6.1	5.2
Expected dividends	-	-
Forfeiture rate	5%	5%
The following table summarizes information related to outstanding and exercisable options:

	As of December 31, 2012
	Outstanding			Exercisable
Range of Exercise Prices	Shares Under Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Shares Under Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)

$16.00	110,212	$16.00	7.0	86,063	$16.00	6.7
$28.00	3,540	28.00	9.2	3,540	28.00	9.2
$40.00	34,064	40.00	5.6	34,064	40.00	5.6
$60.00	15,000	60.00	2.0	15,000	60.00	2.0
$74.00	3,438	74.00	8.2	1,855	74.00	8.2
$242.00	500	242.00	3.0	500	242.00	3.0
$300.00	2,500	300.00	0.4	2,500	300.00	0.4
$16.00 to $300.00	169,254	32.00	6.3	143,522	34.00	5.9

In 2012, we issued 15,022 shares of common stock to retiring directors in exchange for the surrender of vested stock options exercisable for 23,710 shares of common stock. The fair value of the options surrendered on the date of the stock issuances was $0.3 million and fair value of the stock at issuances was $0.3 million.

For 2012, our non-employee directors agreed to accept stock options in lieu of cash representing one half of the board retainer fees to which they otherwise would have been entitled. As a result, we issued options for the purchase of 6,090 shares of common stock in 2012, at an exercise price of $28.00 per share. The stock options vested in installments during 2012. The $0.2 million grant date fair value of the options equaled the cash fees to which the directors were otherwise entitled.

In 2012, our three executive officers agreed to accept stock options in lieu of receiving their full salary in cash. Our three executive officers received cash equal to either 83.3% or 90.0% of their stated contract salary, as detailed in their employment agreements, and these officers were collectively issued stock options for the purchase of up to 4,263 shares of common stock at an exercise price equal to $24.00 per share. The options vested in installments during 2012. The $0.1 million grant date fair value of the options equaled the officers’ salary forbearance.

In 2012, we lowered the exercise price on outstanding options held by certain employees for the purchase of up to 108,588 shares of common stock to $16.00 per share from an average exercise price of $38.00 per share. The stock price on the date of the re-pricing was $14.00 per share. No other terms of the options were modified. We recorded expense of less than $0.1 million in 2012, representing the difference between the fair value of the options before and after the modification. Total unrecognized compensation increased less than $0.1 million as a result of the modification.

In 2011, we entered into amendments to employment agreements with each of our four executive officers. Twenty percent of each officer’s salary for the last six months of 2011 was paid in stock options instead of in cash. The options vested and became exercisable in installments during 2011. Under the amendments we issued options to purchase 10,584 shares of common stock, at an average exercise price of $40.00, and an average initial term of 1.6 years.

In 2010, we reached an agreement to settle all potential claims associated with the employment of Mr. Brad Edson, our former chief executive officer. The agreement was subject to the approval of the Bankruptcy Court and became effective upon court approval in 2011. Mr. Edson agreed to return to NutraCea $0.4 million, representing a bonus earned in 2008. We recorded a receivable for the return of the bonus. The corresponding income reduced selling, general and administrative expenses in the first quarter of 2011. As partial payment of the receivable, Mr. Edson forfeited 30,000 options granted in 2004 and returned 175 shares of common stock in payment of $0.3 million of his obligation. The options had an exercise price of $60.00 per share and were outstanding and exercisable as of December 31, 2010. We reduced the receivable from Mr. Edson, reduced equity by $0.3 million, and cancelled the options in 2011, when the Bankruptcy Court approved the agreement. The remaining $0.1 million receivable remains unpaid and reserved for due to uncertainty with regard to the collectability of the receivable as of December 31, 2012.

In 2011, we reached an agreement to settle all potential claims associated with the employment of Mr. Todd Crow, our former chief financial officer. As part of the settlement, Mr. Crow was required to forfeit 8,315 options and return 48 shares of common stock held. The agreement was subject to the approval of the Bankruptcy Court and became effective upon court approval in 2011. We cancelled the stock and options in 2011. The options had an average exercise price of $74.00 per share and were outstanding and exercisable as of December 31, 2010. No value was assigned to the cancelled stock or options because we transferred no cash or other assets in exchange. In connection with the settlement, Mr. Crow agreed to withdraw his $0.2 million bankruptcy claim.

Warrants

We have outstanding warrants classified as equity (equity warrants) and as warrant liability (liability warrants).

	Equity Warrants			Liability Warrants
	Shares Under Equity Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Shares Under Liability Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Balance, January 1, 2011	2,727	$138.00	2.8	199,421	$256.00	2.3
Granted	25,795	46.00		-
Impact of antidilution clauses	-			31,516
Exercised	-			-
Forfeited, expired or cancelled	(11,150)	46.00		(14,362)	226.00
Balance, December 31, 2011	17,372	60.00	3.5	216,575	220.00	1.5
Granted	-	-		423,782	20.00
Impact of antidilution clauses	-	-		518,720	NA
Impact of amendment	-	-		78,215	NA
Exercised	-	-		(25,015)	20.00
Forfeited, expired or cancelled	(11,616)	44.00		(411,264)	88.00
Outstanding, December 31, 2012	5,756	$90.00	2.4	801,013	$24.00	$3.5
Exercisable, December 31, 2012	5,756	$90.00	2.4	708,213	$24.00	$3.3

During the first quarter of 2012, the holder of a liability warrant to purchase 25,016 shares of common stock exercised the warrant on a cashless basis and, as a result, we issued the holder 7,764 shares of our common stock. We transferred the $0.7 million fair value of the liability warrant as of the date of exercise into equity.

The following table summarizes information related to outstanding and exercisable warrants:

		As of December 31, 2012
		Outstanding			Exercisable
Range of Exercise Prices	Type of Warrant	Shares Under Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Shares Under Warrants	Exercise Price	Remaining Contractual Life (Years)
$14.00-$16.00	Liability	656,990	$16.00	4.2	564,190	$16.00	4.1
$46.00	Equity	3,029	46.00	3.9	3,029	46.00	3.9
$66.00	Liability	144,023	66.00	0.3	144,023	66.00	0.3
$138.00	Equity	2,727	138.00	0.8	2,727	138.00	0.8
		806,769	$24.00	3.5	713,969	$26.00	3.3

We have certain warrant agreements in effect for outstanding liability warrants that contain antidilution clauses. Under the antidilution clauses, in the event of equity issuances, we may be required to lower the exercise price on liability warrants and increase the number of shares underlying liability warrants. Equity issuances may include issuances of our common stock, certain awards of options to employees, and issuances of warrants and/or other convertible instruments below a certain exercise price.

Common stock and warrant issuance to Buyer (Note 12), convertible note and warrant issuances (Note 10), in 2012 and 2011 triggered the antidilution clauses in certain liability warrants and, as a result, we were required to lower the exercise price and increase the number of shares underlying certain liability warrants. In addition, certain amendments required us to lower the exercise price and increase the numbers of shares underlying certain warrants.